RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

As at June 30, 2023, the Company owed an aggregate of $143,351 (December 31, 2022 - $Nil) to related parties of the Company.

For the three and six months ended June 30, 2023, the Company incurred and settled $72,000 and $144,000, respectively (June 30, 2022 -$24,400 and $86,400, respectively), in professional service rendered by related parties of the Company and incurred and settled $12,621 of various expenses incurred by these parties in relation to their services rendered to the Company. The services were provided by entities which are controlled by management and are pursuant to various consulting agreements.

During the three and six months ended June 30, 2023, the Company also incurred $332,750 and $665,500 in compensation to Directors and Executive Officers for their services rendered, respectively (June 30, 2022 – $43,200 and $86,400, respectively), and settled $387,750 and $631,500 in compensation, respectively.

Additionally, as part of the Somahlution acquisition in 2020, the Company recorded a prepaid royalty to the shareholders of Somahlution. The former primary beneficial owner is Dr. Vithal Dhaduk, currently a director, and significant shareholder of the Company. During the three and six months ended June 30, 2023, the Company accrued $11,065 and $47,248 in royalties payable incurred on sales of the DuraGraft product outside of the U.S., respectively. This amount was offset against the prepaid royalty receivable.

During the six months ended June 30, 2023, the Company and shareholders of Somahlution agreed to reduce the prepaid royalty balance by 50% or by $151,000. As at June 30, 2023, the Company had $140,843 in prepaid royalties (December 31, 2022 - $339,091) which had been classified as non-current in the condensed consolidated balance sheets.

9. Related Party Transactions

As of December 31, 2022, the Company owed an aggregate of $Nil (2021 - $1,132,634) to related parties of the Company

During the year ended December 31, 2022, the Company incurred and settled $172,800 in professional services rendered by related parties of the Company and incurred and settled $76,390 of various expenses incurred by these parties in relation to their services rendered to the Company. The services were provided by entities which are controlled by management and are pursuant to various consulting agreements.

Additionally, as part of the Somahlution transaction in 2020 (Note 2), the Company recorded a prepaid royalty to the stockholders of Somahlution. The primary beneficial owner is Dr. Vithal Dhaduk, a director and significant stockholder of the Company. As at December 31, 2022, the Company had $339,091 in prepaid royalties (2021 - $339,091) which had been classified as non-current in the consolidated balance sheets.